Related parties transactions and balances (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of transactions between related parties
The following table provides the total amount of transactions that have been entered into with related parties for the period/year.

	Successor for the year ended December 31, 2020	Successor for the year ended December 31, 2019	Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018
Revenue from crude oil
Pampa Energía S.A. (former Parent of PELSA)	—	—	—	31,501
Revenue from natural gas
Pampa Energía S.A. (former Parent of PELSA)	—	—	—	2,647
Pampa Comercializadora S.A. (Subsidiary of the former Parent of PELSA)	—	—	—	7,726
Exploitation services
Veta Escondida y Rincón de Aranda U.T.E. (Joint operation in which the former parent of PELSA participate)	—	—	—	32
Purchases of goods and services
SHM S. de R.L. de C.V. (affiliate of Riverstone Holdings, LLC -Shareholder of VISTA)	—	—	186	—
Pampa Energía S.A. (former Parent of PELSA)	—	—	—	(546)
Selling expenses
Pampa Comercializadora S.A. (Subsidiary of the former Parent of PELSA)	—	—	—	(91)
Oleoductos del Valle S.A. (Subsidiary of the former Parent of PELSA)	—	—	—	(610)

Disclosure of key management personnel remuneration
The amounts recognized in the consolidated statements of profit or loss and other comprehensive income, related to the company’s key personnel are detailed below:

	Successor for year ended December 31, 2020	Successor for year ended December 31, 2019	Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018
Share-based payments	8,699	9,175	3,533	—
Short-term employee benefits	7,273	9,080	5,368	235

Total	15,972	18,255	8,901	235

Disclosure of outstanding balances with related parties
Balances with related parties:

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Other receivables
Riverstone Vista Capital Partners L.P.	—	—	186
REL Amsterdam (1)	—	2,355	—
Aleph Midstream Holding L.P (1)	—	814	—

Total	—	3,169	186
Trade payable and accrued liabilities
REL Amsterdam (2)	—	24,032	—
Aleph Midstream Holding L.P (2)	—	807	—

Total	—	24,839	—